SECURED BORROWINGS, Other Aircraft Secured Borrowings (Details) - Secured Borrowings [Member] $ in Thousands		9 Months Ended
		Sep. 30, 2019 USD ($) Aircraft Loan	Dec. 31, 2018 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 1,941,303	$ 2,416,807
Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Number of loans denominated in Euros | Loan		1
Principal amount outstanding	[1]	$ 715,975	$ 807,882
Number of aircraft serving as security | Aircraft		15
Recourse debt		$ 405,400
Maturity date, range start date		Dec. 31, 2020
Maturity date, range end date		Jun. 30, 2028

[1]	As of September 30, 2019 and December 31, 2018, accrued interest on secured borrowings totaled $11.4 million and $10.9 million, respectively.